COMMITMENTS AND TRANSACTIONS (Schedule of Future Capacities Owed for Right of Use Agreements) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	₪ 679	₪ 663
2022 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	60
2022 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	11
2024 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	11
2025 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	₪ 2